Stock Options	6 Months Ended	12 Months Ended
	Jul. 31, 2012	Jan. 31, 2012
Stock Options [Abstract]
Stock Options

Note 8 - Stock Options

Share-based Compensation:

On August 5, 2011, the Board approved the 2011 Equity Compensation Plan (the "Equity Compensation Plan"). The Equity Compensation Plan authorizes the issuance of various forms of stock-based awards, including incentive or non-qualified options, restricted stock awards, performance shares and other securities as described in greater detail in the Equity Compensation Plan, to the Company's employees, officers, directors and consultants. Options to purchase 20,000,000 shares of common stock are authorized to be issued under the Equity Compensation Plan. As of July 31, 2012, 7,700,000 shares of common stock have been granted under this plan.

Stock Options:

In March 2012, options to purchase an aggregate of 500,000 shares of common stock were granted to a consultant at an exercise price of $0.26 per share. The options have a six year term and vest annually on the anniversary date of the grant. A fair value of $126,678 was recorded using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for the options issued include: (1) discount rate of 0.87%, (2) expected term of 4 years, (3) expected volatility of 222.6% and (4) zero expected dividends.

During the three month period ended July 31, 2012, the Company recognized share-based compensation expenses totaling $521,027. In addition, during the six month period ended July 31, 2012, the Company recognized share-based compensation expense of $996,181. The remaining amount of unamortized stock options expense at July 31, 2012 is $3,805,272.

The intrinsic value of outstanding as well as exercisable options at July 31, 2012 was $0.

Activity in options during the six month period ended July 31, 2012 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at February 1, 2012	7,200,000	$0.40
Granted	500,000	0.26
Exercised	0	0
Forfeited and canceled	0	0

Outstanding at July 31, 2012	7,700,000	$0.39	5.1

Exercisable at July 31, 2012	100,000	$0.26	5.4

NOTE 6 - OPTIONS

Share-based Compensation:

On August 5, 2011, the Board approved the 2011 Equity Compensation Plan (the "Equity Compensation Plan"). The Equity Compensation Plan authorizes the issuance of various forms of stock-based awards, including incentive or non-qualified options, restricted stock awards, performance shares and other securities as described in greater detail in the Equity Compensation Plan, to the Company's employees, officers, directors and consultants. Options to purchase a total of twenty million (20,000,000) shares of common stock are authorized to be issued under the Equity Compensation Plan. As of January 31, 2012, seven million two hundred thousand (7,200,000) shares of common stock have been granted under this plan.

Options

In August 2011, options to purchase an aggregate of four million (4,000,000) shares of common stock were granted to a certain named executive and to a board member at an exercise price of $0.40 per share. The options have a six year term and vested annually on the anniversary date of grant. A fair value of $3,126,903 was recorded using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for the options issued during the three month period ended October 31, 2011 include (1) discount rate of 1.23%, (2) expected term of 4 years, (3) expected volatility of 242.7% and (4) zero expected dividends.

In August 2011, options to purchase an aggregate of two million (2,000,000) shares of common stock were granted to a consultant at an exercise price of $0.40 per share. The options have a six year term and vested annually on the anniversary date of grant. A fair value of $1,563,452 was recorded using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for the options issued include: (1) discount rate of 1.23%, (2) expected term of 4 years, (3) expected volatility of 242.7% and (4) zero expected dividends.

In August 2011, options to purchase an aggregate of one million (1,000,000) shares of common stock were granted to a certain named executive at an exercise price of $0.40 per share. The options have a six year term and vested annually on the anniversary date of grant. A fair value of $861,206 was recorded using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for the options issued include: (1) discount rate of 0.93%, (2) expected term of 4 years, (3) expected volatility of 242.4% and (4) zero expected dividends.

In December 2011, options to purchase an aggregate of two hundred thousand (200,000) shares of common stock were granted to an employee were granted at an exercise price of $0.26 per share. The options have a six year term. 100,000 options vest immediately on date of grant and 100,000 options vest annually on the anniversary date of grant. A fair value of $50,906 was recorded using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for the options issued include: (1) discount rate of 0.86%, (2) expected term of 4 years, (3) expected volatility of 230.1% and (4) zero expected dividends.

During the year ended January 31, 2012, the Company recognized share-based compensation expense of $939,317. The remaining amount of unamortized options expense at January 31, 2012 is $4,663,146. The intrinsic value of outstanding as well as exercisable options at January 31, 2012 is $-0-.

As of January 31, 2012, there was approximately $4.7 million of total unrecognized compensation expense related to unvested share-based compensation arrangements granted under the option plans. This cost is expected to be recognized over a weighted average period of 2.52 years.

Activity in options during the year ended January 31, 2012 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at February 1, 2011	-	$-
Granted	7,200,000	0.40
Exercised	-	-
Forfeited and canceled	-	-

Outstanding at January 31, 2012	7,200,000	$0.40	5.5

Exercisable at January 31, 2012	100,000	$0.26	5.9